Shareholder's Equity (Tables)	12 Months Ended
Jan. 31, 2015
Share-based Compensation [Abstract]
Schedule of share-based compensation expense by award type
The following table summarizes the Company's share-based compensation expense by award type:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
Restricted stock and performance share units	$157	$141	$152
Restricted stock units	277	224	195
Other	28	23	31
Share-based compensation expense	$462	$388	$378

Schedule of restricted stock and performance share awards and restricted stock rights activity
The following table shows the activity for restricted stock and performance share units and restricted stock units during fiscal 2015:

	Restricted Stock and Performance Share Units(1)		Restricted Stock Units
(Shares in thousands)	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Grant-Date Fair Value Per Share
Outstanding at February 1, 2014	9,951	$63.26	17,785	$55.87
Granted	3,328	75.30	5,671	69.39
Vested/exercised	(2,799)	55.64	(4,554)	47.81
Forfeited or expired	(1,757)	62.35	(1,334)	61.63
Outstanding at January 31, 2015	8,723	$68.89	17,568	$61.00

(1)	Assumes payout rate at 100% for Performance Share Units.

Schedule of restricted stock and performance share awards and restricted stock rights
The following table includes additional information related to restricted stock and performance share units and restricted stock units:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
Fair value of restricted stock and performance share units vested	$156	$116	$155
Fair value of restricted stock units vested	218	189	168
Unrecognized compensation cost for restricted stock and performance share units	154	200	233
Unrecognized compensation cost for restricted stock units	570	497	437
Weighted average remaining period to expense for restricted stock and performance share units (years)	1.3	2.0	2.0
Weighted average remaining period to expense for restricted stock units (years)	1.7	2.1	1.7

Schedule of Company's share repurchases
The following table provides, on a settlement date basis, the number of shares repurchased, average price paid per share and total cash paid for share repurchases for fiscal 2015, 2014 and 2013:

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2015	2014	2013
Total number of shares repurchased	13.4	89.1	113.2
Average price paid per share	$75.82	$74.99	$67.15
Total cash paid for share repurchases	$1,015	$6,683	$7,600